INTANGIBLE ASSETS AND GOODWILL (Goodwill) (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Changes in intangible assets and goodwill [abstract]
Balance, beginning of fiscal year	$ 202,108	$ 190,626
Goodwill acquired (note 5)	24,087	9,629
Other	376	1,853
Balance, end of fiscal year	$ 226,571	$ 202,108